Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2022	2023
A	13%	11%
B	19%	11%
C	4%	14%
Total	36%	36%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2022	2023
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$601,163	$682,732
Restricted cash – current portion	11,420	10,189
Restricted cash – non-current portion	75,386	83,312
Total cash, cash equivalents and restricted cash	$687,969	$776,233